Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative assets	$ 181	$ 455
Derivative liabilities	318	493
Derivatives liabities - Long-term	360	1,065
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	181	455
Total Derivatives	678	1,558
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets	181	455
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	318	493
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivatives liabities - Long-term	$ 360	$ 1,065